RELATED PARTY TRANSACTION AND BALANCES (Details) - Royalty agreements - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RMS
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	¥ 152	¥ 133	¥ 146
Royalty payables due to related parties	74	31
RCC
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	60	169	¥ 273
Royalty payables due to related parties	¥ 8	¥ 25